Taxes (Details) - Schedule of Taxes Payable - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 152	$ 367
VAT payable	274	280
Other tax payable	33	411
Total	$ 459	$ 1,058